Property and equipment - Schedule of property and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	€ 2,515	€ 2,841	€ 3,172
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	702	745
Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	699	842	940
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	1,113	1,255	€ 1,476
Data Processing Equipment [Member] | Property in own use [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	207	281
Other Equipment [Member] | Property in own use [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	493	561
Property [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	1,009	1,129
Cars [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	83	89
Other leases [member] | Equipment [member]
Disclosure of detailed information about property, plant and equipment [table]
Total property and equipment by type	€ 21	€ 38